Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are providing the following specified disclosures regarding the relationship between the compensation actually paid to our executive officers and certain measures of financial performance. The following table reports the compensation of Dr. Steven C. Quay, our Chairman, President and CEO (our Principal Executive Officer, or “PEO”) and the average compensation of the other Named Executive Officers (our “Non-PEO NEOs”) as reported in the Summary Compensation Table for the past three fiscal years, as well as their “compensation actually paid” as calculated pursuant to the SEC rules (referred to as “CAP”).

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Summary Compensation Table Total for Non-PEO NEOs (1)	Compensation Actually Paid to Non-PEO NEOs (1)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(4)	Net Loss
2025	$2,502,856	$2,198,059	$759,107	$594,114	$12	*
2024	$2,764,082	$3,018,458	$1,149,674	$1,238,488	$79	$(25,504,000)
2023	$2,356,220	$2,653,763	$1,412,840	$715,616	$67	$(30,094,000)

*Note: 2025 information to come

(1)
Dr. Quay is our PEO for 2025, 2024 and 2023. Mr. Daniel and Ms. Rees, our Former Chief Financial Officer, are the Non-PEO NEOs for 2025. Ms. Rees is the only Non-PEO NEO for 2024. Kyle Guse, Former Chief Financial Officer, Greg Weaver, Former Chief Financial Officer, and Ms. Rees are the Non-PEO NEOs for 2023.
(2)
The table below shows the amount of CAP to our PEO, as computed in accordance with Item 402(v) of SEC regulation S-K. The dollar amounts reported do not reflect actual amount of compensation earned by or paid to our PEO during the applicable year, and the Compensation Committee did not consider CAP in making any executive compensation decisions with respect to our PEO. In accordance with SEC rules, these amounts reflect the “Total” compensation as set forth in the Summary Compensation Table for the applicable year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Summary Compensation Table Total for PEO	Equity Awards in SCT (A)	Equity Award Adjustments (B)	Compensation Actually Paid to PEO
2025	$2,502,856	$(1,482,695)	$1,177,898	$2,198,059
2024	$2,764,082	$(1,490,639)	$1,745,015	$3,018,458
2023	$2,356,220	$(1,143,927)	$1,441,470	$2,653,763

(A)
Represents the amounts reported in the Option Awards column in the Summary Compensation Table (“SCT”) for the applicable year.
(B)
Represents the equity award adjustments (deductions and additions) for PEO equity awards for each applicable year calculated as follows:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in the Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2025	$1,015,137	$(63,742)	$260,011	$(33,508)	$1,177,898
2024	$1,418,914	$(8,325)	$370,608	$(36,182)	$1,745,015
2023	$1,093,739	$(15,321)	$428,413	$(65,361)	$1,441,470

(3)
The table below shows CAP for the Non-PEO NEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to our Non-PEO NEOs during the applicable year, and the Compensation Committee did not consider CAP in making any executive compensation decisions with respect to our Non-PEO NEOs. In accordance with SEC rules, these amounts reflect the “Total” compensation as set forth in the Summary Compensation Table for the applicable year, on average, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Summary Compensation Table Total for Non-PEO NEOs	Equity Awards in SCT (A)	Equity Award Adjustments (B)	Compensation Actually Paid to Non-PEO NEOs
2025	$759,107	$(436,014)	$271,021	$594,114
2024	$1,149,674	$(489,237)	$578,051	$1,238,488
2023	$1,412,840	$(875,334)	$178,110	$715,616
(A)
Represents the average of the amounts reported in the Option Awards column in the Summary Compensation Table for the applicable year.
(B)
Represents the equity average award adjustments (deductions and additions) for our Non-PEO NEOs equity awards for the applicable year calculated as follows:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in the Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Prior Year End Fair Value for Equity Awards Granted in Prior Years that were Forfeited During the Year	Total Equity Award Adjustments
2025	$295,381	$—	$56,583	$8,477	$(89,420)	$271,021
2024	$466,599	$(2,558)	$119,271	$(5,261)	-	$578,051
2023	$113,935	$(536)	$76,474	$(8,675)	$(3,088)	$178,110
(4)
Total Shareholder Return (“TSR”) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2022.

Named Executive Officers, Footnote
(1)
Dr. Quay is our PEO for 2025, 2024 and 2023. Mr. Daniel and Ms. Rees, our Former Chief Financial Officer, are the Non-PEO NEOs for 2025. Ms. Rees is the only Non-PEO NEO for 2024. Kyle Guse, Former Chief Financial Officer, Greg Weaver, Former Chief Financial Officer, and Ms. Rees are the Non-PEO NEOs for 2023.

PEO Total Compensation Amount	$ 2,502,856	$ 2,764,082	$ 2,356,220
PEO Actually Paid Compensation Amount	$ 2,198,059	3,018,458	2,653,763
Adjustment To PEO Compensation, Footnote
(2)
The table below shows the amount of CAP to our PEO, as computed in accordance with Item 402(v) of SEC regulation S-K. The dollar amounts reported do not reflect actual amount of compensation earned by or paid to our PEO during the applicable year, and the Compensation Committee did not consider CAP in making any executive compensation decisions with respect to our PEO. In accordance with SEC rules, these amounts reflect the “Total” compensation as set forth in the Summary Compensation Table for the applicable year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Summary Compensation Table Total for PEO	Equity Awards in SCT (A)	Equity Award Adjustments (B)	Compensation Actually Paid to PEO
2025	$2,502,856	$(1,482,695)	$1,177,898	$2,198,059
2024	$2,764,082	$(1,490,639)	$1,745,015	$3,018,458
2023	$2,356,220	$(1,143,927)	$1,441,470	$2,653,763

(A)
Represents the amounts reported in the Option Awards column in the Summary Compensation Table (“SCT”) for the applicable year.
(B)
Represents the equity award adjustments (deductions and additions) for PEO equity awards for each applicable year calculated as follows:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in the Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2025	$1,015,137	$(63,742)	$260,011	$(33,508)	$1,177,898
2024	$1,418,914	$(8,325)	$370,608	$(36,182)	$1,745,015
2023	$1,093,739	$(15,321)	$428,413	$(65,361)	$1,441,470

Non-PEO NEO Average Total Compensation Amount	$ 759,107	1,149,674	1,412,840
Non-PEO NEO Average Compensation Actually Paid Amount	$ 594,114	1,238,488	715,616
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The table below shows CAP for the Non-PEO NEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to our Non-PEO NEOs during the applicable year, and the Compensation Committee did not consider CAP in making any executive compensation decisions with respect to our Non-PEO NEOs. In accordance with SEC rules, these amounts reflect the “Total” compensation as set forth in the Summary Compensation Table for the applicable year, on average, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Summary Compensation Table Total for Non-PEO NEOs	Equity Awards in SCT (A)	Equity Award Adjustments (B)	Compensation Actually Paid to Non-PEO NEOs
2025	$759,107	$(436,014)	$271,021	$594,114
2024	$1,149,674	$(489,237)	$578,051	$1,238,488
2023	$1,412,840	$(875,334)	$178,110	$715,616
(A)
Represents the average of the amounts reported in the Option Awards column in the Summary Compensation Table for the applicable year.
(B)
Represents the equity average award adjustments (deductions and additions) for our Non-PEO NEOs equity awards for the applicable year calculated as follows:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in the Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Prior Year End Fair Value for Equity Awards Granted in Prior Years that were Forfeited During the Year	Total Equity Award Adjustments
2025	$295,381	$—	$56,583	$8,477	$(89,420)	$271,021
2024	$466,599	$(2,558)	$119,271	$(5,261)	-	$578,051
2023	$113,935	$(536)	$76,474	$(8,675)	$(3,088)	$178,110

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Loss* *Note: 2025 information to come.
Total Shareholder Return Amount	$ (12)	79	(67)
Net Income (Loss)		$ (25,504,000)	$ (30,094,000)
PEO Name	Dr. Quay	Dr. Quay	Dr. Quay	Dr. Quay
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,482,695)	$ (1,490,639)	$ (1,143,927)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,177,898	1,745,015	1,441,470
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,015,137	1,418,914	1,093,739
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(63,742)	(8,325)	(15,321)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	260,011	370,608	428,413
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,508)	(36,182)	(65,361)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(436,014)	(489,237)	(875,334)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	271,021	578,051	178,110
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	295,381	466,599	113,935
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(2,558)	(536)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,583	119,271	76,474
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,477)	(5,261)	(8,675)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (89,420)	$ 0	$ (3,088)